Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	X-SQUARE SERIES TRUST
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000234742
Shareholder Report [Line Items]
Fund Name	X-SQUARE MUNICIPAL INCOME ETF
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.x2etfs.com/resources/x-square-municipal. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621.
Additional Information Website	https://www.x2etfs.com/resources/x-square-municipal
Expenses [Text Block]

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Although the interest-rate environment has remained in restrictive territory, ZTAX has remained resilient, supported by the durable underlying fundamentals of Puerto Rico’s fiscal landscape. Tax revenues remain elevated and are tracking above expectations, providing an ongoing tailwind for the Island’s finances. In addition, the Central Government’s cash reserves continue to sit near record highs, keeping Puerto Rico among the most well-capitalized jurisdictions within the United States on a relative basis. Puerto Rico municipal bonds, however, have underperformed over the past year and year-to-date due to their unrated status and the perception of higher relative risk within the sector. We believe this view is misplaced, as Puerto Rico’s fundamentals remain solid, supported by robust liquidity. At the broader market level, elevated issuance volumes driven by higher construction costs and the depletion of pandemic-era stimulus funds have pressured prices across longer-dated maturities. However, cheaper valuations, wider relative yields, and expectations for gradual Federal Reserve rate cuts later in 2025 have supported renewed demand. We will continue to closely monitor the fiscal and economic landscape in Puerto Rico and seek to capitalize on opportunities that may create long-term shareholder value.

Line Graph [Table Text Block]
	X- Square Municipal Income ETF	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
5/18/23	$10,000.00	$10,000.00
5/31/23	$10,008.00	$9,964.95
6/30/23	$10,180.00	$10,141.78
7/31/23	$10,219.83	$10,207.89
8/31/23	$10,195.49	$10,053.09
9/30/23	$9,912.58	$9,711.32
10/31/23	$9,883.95	$9,555.76
11/30/23	$10,473.06	$10,296.48
12/31/23	$10,775.79	$10,605.74
1/31/24	$10,817.98	$10,556.51
2/29/24	$10,960.21	$10,639.46
3/31/24	$11,073.16	$10,765.83
4/30/24	$10,967.01	$10,699.74
5/31/24	$11,046.63	$10,780.92
6/30/24	$11,080.15	$11,044.62
7/31/24	$11,143.20	$11,165.79
8/31/24	$11,177.42	$11,297.41
9/30/24	$11,185.97	$11,399.02
10/31/24	$11,223.72	$11,225.34
11/30/24	$11,343.81	$11,466.63
12/31/24	$11,077.90	$11,275.77
1/31/25	$11,193.92	$11,361.26
2/28/25	$11,307.79	$11,503.09
3/31/25	$11,053.78	$11,367.83
4/30/25	$10,763.56	$11,165.33
5/31/25	$10,794.29	$11,173.23
6/30/25	$10,987.44	$11,238.68
7/31/25	$10,915.49	$11,069.28
8/31/25	$10,964.80	$11,128.35
9/30/25	$11,269.62	$11,421.78

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	0.75%	5.17%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	0.20%	5.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,500,273
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 27,941
InvestmentCompanyPortfolioTurnover	0.82%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$4,500,273 # of Portfolio Holdings15 Portfolio Turnover Rate 0.82% Advisory Fees Paid$27,941
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	17.92%
5-10 Years	19.61%
> 10 Years	61.76%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	21.90%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	13.47%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	9.61%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	9.58%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	7.75%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.13%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	6.07%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	5.75%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	5.70%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, 07/01/2042	5.00%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.